Revenue (Tables)	6 Months Ended
Jun. 30, 2021
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Schedule of Revenue Recognized in the Statement of Profit or Loss

	Three Months Ended June 30,		Six Months Ended June 30,

	2021	2020	2021	2020

	(EUR’000)		(EUR’000)
Revenue from external customers
Revenue from the rendering of services (recognized over time)	226	779	395	2,091
Sale of clinical supply (recognized at a point in time)	217	—	217	246
“Right-to-use” licenses (recognized at a point in time)	579	657	1,155	1,324

Total revenue (1)	1,022	1,436	1,767	3,661

Attributable to
VISEN Pharmaceuticals	913	1,436	1,550	3,661
Other collaboration partners	109	—	217	—

Total revenue	1,022	1,436	1,767	3,661

Revenue by geographical location
North America	688	657	1,373	1,324
China	334	779	394	2,337

Total revenue	1,022	1,436	1,767	3,661

(1)
For the three months ended June 30, 2021 and 2020, and for the six months ended June 30, 2021 and 2020, “Total revenue” includes recognition of previously deferred revenue/internal profit from associate of €579 thousand and €1,013 thousand, and of €1,155 thousand and €2,215 thousand, respectively.